Commitments (Schedule of Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments [Abstract]
2015	$ 37.3
2016	32.5
2017	25.8
2018	12.9
2019	8.9
Thereafter	62.3
Total operating lease minimum commitments	$ 179.7